UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Eric Lansky
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2009

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

GENERATION WAVE GROWTH FUND
Portfolio of Investments
December 31, 2008 (Unaudited)	Ticker Symbol: GWGFX

	Shares	Market Value
Common Stocks - 9.6%
Health Care - 9.6%
Bristol-Myers Squibb Co.	25,000	$581,250
Eli Lilly and Co.	14,500	583,915
Medco Health Solutions, Inc. *	8,500	356,235
OSI Pharmaceuticals, Inc. *	10,000	390,500
Tenet Healthcare Corp. *	85,000	97,750
		2,009,650

Total Common Stocks (Cost $2,620,769)		2,009,650

Domestic Bond Funds - 14.1%
iShares Lehman MBS Fixed-Rate Bond Fund	15,000	1,573,650
iShares Lehman US Treasury Inflation Protected Securities Fund	10,000	992,400
UltraShort 20+ Year Treasury ProShares	10,000	377,300
Total Domestic Bond Funds (Cost $3,007,222)		2,943,350

Domestic Index Funds - 15.2%
iShares Russell 1000 Growth Index Fund	40,000	1,482,400
Rydex S&P 500 Pure Growth ETF	51,300	1,176,822
Ultra S&P 500 Proshares	20,000	526,200
Total Domestic Index Funds (Cost $4,592,478)		3,185,422

International Index Funds - 22.0%
iShares MSCI EAFE Growth Index Fund	30,000	1,363,500
iShares MSCI Emerging Markets Index Fund	60,000	1,498,200
iShares MSCI Taiwan Index Fund	85,000	645,150
Wisdomtree Japan SmallCap Dividend Fund	28,000	1,083,600
Total International Index Funds (Cost $7,761,070)		4,590,450

Variable Rate Demand Notes - 7.6% (1)
American Family Financial Services, 4.943%	795,627	795,627
Wisconsin Corporate Central Credit Union, 4.990%	795,326	795,326
Total Variable Rate Demand Notes (Cost $1,590,953)		1,590,953

Sector Funds - 19.8%
Energy - 3.9%
Oil Services HOLDRs Trust	5,000	368,750
SPDR S&P Oil and Gas Exploration and Production ETF	15,000	444,600
		813,350
Financials - 1.4%
PowerShares FTSE RAFI Financial Sector Portfolio *	15,000	278,850

Health Care - 8.6%
PowerShares Dynamic Healthcare Sector Portfolio *	36,000	706,320
Untra Health Care ProShares	30,000	1,092,900
		1,799,220

Technology - 5.9%
Technology Select Sector SPDR Fund	80,000	1,232,800

Total Sector Funds (Cost $6,221,762)		4,124,220

Total Investments - 88.3% (Cost $25,794,254)		18,444,045
Other Assets in Excess of Liabilities - 11.7%		2,438,906
TOTAL NET ASSETS - 100.0%		$20,882,951

(1) Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.
* Non Income Producing

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

Cost of investments	$ 25,794,254
Gross unrealized appreciation	156,977
Gross unrealized depreciation	(7,507,186)
Net unrealized depreciation	$ (7,350,209)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective September 29, 2007. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 16,853,092	$ -
Level 2 - Other significant observable inputs	1,590,953	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 18,444,045	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

VICE FUND
Portfolio of Investments
December 31, 2008 (Unaudited)	Ticker Symbol: VICEX

	Shares	Market Value
COMMON STOCKS - 85.8%
Aerospace & Defense - 19.2%
The Boeing Co.	40,000	$1,706,800
Lockheed Martin Corp. (2)	75,000	6,306,000
Northrop Grumman Corp.	40,000	1,801,600
Raytheon Co.	131,000	6,686,240
		16,500,640
Alcoholic Beverages - 25.6%
Anheuser-Busch InBev NV †	65,000	1,498,054
Anheuser-Busch InBev NV - ST VVPR†	40,000	222
Carlsberg A/S †	85,000	2,718,432
Diageo plc, ADR †	142,500	8,085,450
Pernod Ricard SA †	76,500	5,632,756
SABMiller plc †	247,000	4,130,102
		22,065,016
Casinos, Gambling & Lotteries - 9.6%
Scientific Games Corp. - Class A *	40,000	701,600
WMS Industries Inc. *	187,500	5,043,750
Wynn Resorts, Ltd. *	60,000	2,535,600
		8,280,950
Tobacco -31.4%
British American Tobacco PLC., ADR †	110,000	5,823,400
Imperial Tobacco Group plc, ADR †	80,000	2,127,874
Lorillard, Inc.* (2)	110,000	6,198,500
Philip Morris International Inc. *	295,000	12,835,450
		26,985,224

Total Common Stocks (Cost $92,087,204)		73,831,830

VICE FUND
Portfolio of Investments
December 31, 2008 (Unaudited)

	Contracts	Market Value
CALL OPTIONS PURCHASED 0.0%
Spirit Aerosystems Holdings Inc.
Expiration: January 2009, Exercise Price: $20.00	1,125	2,813
Total Call Options Purchased (Premiums received $212,250)		2,813

PUT OPTIONS PURCHASED 0.3%
Boeing Co.
Expiration: February 2009, Exercise Price: $40.00	400	82,000
Wynn Resorts, Ltd.
Expiration: January 2009, Exercise Price: $45.00	500	210,000
Total Put Options Purchased (Premiums received $462,500)		292,000

	Principle
SHORT-TERM INVESTMENTS - 7.8%	Amount
Variable Rate Demand Notes - 7.8% (1)
American Family Financial Services, 4.943%	3,330,784	3,330,784
Wisconsin Corporate Central Credit Union, 4.990%	3,338,440	3,338,440
Total Short term Investments (Cost $6,669,225)		6,669,224

Total Investments - 93.9% (Cost $99,431,179)		80,795,867
Other Assets in Excess of Liabilities - 6.1%		5,212,810
TOTAL NET ASSETS - 100.0%		$86,008,677

(1) Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed is as of December 31, 2008.
(2) A portion of the investment is held by the borker as collateral for short sales activity. As of December 31, 2008, the segregated market value of collateral is $9,839,000.
* Non Income Producing
† Foreign Issued Security
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

Cost of investments	$ 99,431,179
Proceeds from short sales	1,749,742
Premium on option written	421,648
Gross unrealized appreciation	5,775,089
Gross unrealized depreciation	(24,065,936)
Net unrealized appreciation	$ (18,290,847)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

VICE FUND
Schedule of Securities Sold Short
December 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 0.9%
Tobacco - 0.9%
Reynolds American, Inc.	20,000	$806,200

Total Common Stock (Proceeds $935,845)		806,200

INVESTMENT COMPANIES -1.0%
iShares Dow Jones US Aerospace & Defense Index Fund	20,000	825,600
Total Investment Companies (Proceeds $813,897)		825,600

Total Securities Sold Short - 1.9% (Proceeds $1,749,742)		$1,631,800

VICE FUND
Schedule of Options Written
December 31, 2008 (Unaudited)

CALL OPTIONS WRITTEN 0.1%	Contracts	Market Value
Boeing Co.
Expiration: February, 2009, Exercise Price: $45.00	400	$76,000
Northrop Grumman Corp.
Expiration: January, 2009, Exercise Price: $55.00	250	625
Wynn Resorts, Ltd.
Expiration: January, 2009, Exercise Price: $50.00	500	30,000
Total Call Options Written (Cost $234,699)		106,625

PUT OPTIONS WRITTEN 0.1%
Boeing Co.
Expiration: February, 2009, Exercise Price: $35.00	400	36,000
Wynn Resorts, Ltd.
Expiration: January, 2009, Exercise Price: $40.00	250	52,500
Total Put Options Written (Cost $186,949)		88,500

Total Options Written - 0.2% (Cost $421,648)		$195,125

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective September 29, 2007. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities	Short Sales (and Written Options)	Other Financial Instruments
Level 1 - Quoted prices	$ 74,126,643	$ (1,826,925)	$ -
Level 2 - Other significant observable inputs	6,669,224
Level 3 - Significant unobservable inputs
Total	$ 80,795,867	$ (1,826,925)	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that ended December 31, 2008 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By   /s/ Eric Lansky
                              Eric Lansky, President and Treasurer

Date                      2/23/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

USA MUTUALS

By   /s/ Eric Lansky
                              Eric Lansky, President and Treasurer

Date                      2/23/2009